FCF US Quality ETF
Schedule of Investments
October 31, 2022 (Unaudited)
	Shares	Value

COMMON STOCKS - 95.9%
Communications - 3.8%
Airbnb, Inc. - Class A (a)	9,109	$973,843
Alphabet, Inc. - Class A (a)	26,473	2,501,963
Booking Holdings, Inc. (a)	428	800,138
Expedia Group, Inc. (a)	6,241	583,346
Meta Platforms, Inc. - Class A (a)	6,849	638,053
Sirius XM Holdings, Inc. (d)	80,074	483,647
		5,980,990
Consumer Discretionary - 8.4%
AutoNation, Inc. (a)(d)	10,659	1,133,158
AutoZone, Inc. (a)	670	1,697,030
Chipotle Mexican Grill, Inc. (a)	591	885,513
Etsy, Inc. (a)(d)	5,435	510,401
Genuine Parts Co.	3,789	673,911
Group 1 Automotive, Inc. (d)	5,241	906,693
Home Depot, Inc.	3,216	952,354
Lowe's Cos., Inc.	4,284	835,166
Masco Corp. (d)	13,154	608,636
O'Reilly Automotive, Inc. (a)	2,110	1,766,429
Starbucks Corp.	16,722	1,447,958
Ulta Beauty, Inc. (a)(d)	2,979	1,249,303
Williams-Sonoma, Inc. (d)	5,711	707,193
Winmark Corp.	112	28,184
		13,401,929
Consumer Staples - 7.3%
Altria Group, Inc.	21,802	1,008,779
BellRing Brands, Inc. (a)	30,728	744,232
Clorox Co. (d)	5,213	761,307
Coca-Cola Co.	31,330	1,875,100
Colgate-Palmolive Co.	14,231	1,050,817
Costco Wholesale Corp.	1,798	901,697
Estee Lauder Cos., Inc. - Class A	2,983	598,062
Hershey Co.	4,451	1,062,765
Kroger Co.	13,635	644,799
Philip Morris International, Inc.	15,665	1,438,830
Procter & Gamble Co.	10,886	1,466,018
		11,552,406
Energy - 10.0%
APA Corp. (d)	17,381	790,140
Cheniere Energy, Inc.	6,891	1,215,641
Chord Energy Corp. (d)	4,537	694,569
ConocoPhillips	10,884	1,372,364
Devon Energy Corp. (d)	9,778	756,328
Enphase Energy, Inc. (a)	3,213	986,391
Exxon Mobil Corp.	25,597	2,836,404
Magnolia Oil & Gas Corp. - Class A (d)	60,014	1,541,160
Occidental Petroleum Corp.	11,193	812,612
Ovintiv, Inc.	28,594	1,448,286
PDC Energy, Inc.	9,617	693,770
Targa Resources Corp.	13,277	907,748
Texas Pacific Land Corp. (d)	441	1,016,007
Valero Energy Corp.	6,811	855,121
		15,926,541
Financials - 6.5%
American Express Co.	6,628	983,927
Berkshire Hathaway, Inc. - Class B (a)	3,345	987,076
Goldman Sachs Group, Inc.	1,344	463,021
JPMorgan Chase & Co.	14,225	1,790,643
LPL Financial Holdings, Inc.	6,193	1,583,240
Morgan Stanley (d)	7,612	625,478
RLI Corp.	4,994	649,570
SEI Investments Co.	15,348	833,396
Synchrony Financial (d)	28,408	1,010,189
T Rowe Price Group, Inc.	6,835	725,604
Willis Towers Watson PLC	2,968	647,647
		10,299,791
Health Care - 17.9%
Abbott Laboratories	11,779	1,165,414
AbbVie, Inc.	15,495	2,268,468
Alector, Inc. (a)	37,746	347,263
Amgen, Inc.	6,780	1,832,973
Bio-Rad Laboratories, Inc. - Class A (a)	1,237	435,065
Bristol-Myers Squibb Co.	22,092	1,711,467
Cardinal Health, Inc.	9,308	706,477
Chemed Corp.	1,667	778,272
Elevance Health, Inc.	1,915	1,047,065
Eli Lilly & Co.	6,145	2,225,043
Gilead Sciences, Inc.	13,719	1,076,393
Hologic, Inc. (a)	11,390	772,242
Johnson & Johnson	14,955	2,601,722
McKesson Corp.	3,687	1,435,607
Medpace Holdings, Inc. (a)(d)	4,951	1,099,023
Mettler-Toledo International, Inc. (a)	699	884,186
Molina Healthcare, Inc. (a)	4,247	1,524,079
Pfizer, Inc.	41,709	1,941,554
Regeneron Pharmaceuticals, Inc. (a)	1,119	837,851
UnitedHealth Group, Inc.	5,780	3,208,767
Waters Corp. (a)(d)	1,934	578,595
		28,477,526
Industrials - 5.1%
Allegion PLC	48	5,029
Cintas Corp.	2,097	896,572
General Dynamics Corp.	2,919	729,166
Insperity, Inc.	6,329	746,948
Keysight Technologies, Inc. (a)	4,919	856,644
Lockheed Martin Corp.	3,810	1,854,251
Otis Worldwide Corp.	14,650	1,034,876
Rollins, Inc. (d)	14,622	615,294
United Parcel Service, Inc. - Class B	8,031	1,347,361
		8,086,141
Materials - 3.6%
CF Industries Holdings, Inc.	11,289	1,199,569
Dow, Inc.	10,274	480,207
Eagle Materials, Inc.	7,595	928,944
Louisiana-Pacific Corp. (d)	19,001	1,076,407
LyondellBasell Industries NV - Class A	10,323	789,193
Olin Corp.	10,879	576,043
Trex Co., Inc. (a)	15,930	766,074
		5,816,437
Technology - 32.9% (c)
Accenture PLC - Class A	6,079	1,725,828
Adobe, Inc. (a)	4,247	1,352,669
Apple, Inc.	66,418	10,184,536
ASML Holding NV - NY Reg Shares	1,790	845,632
Atlassian Corp. - Class A (a)	5,363	1,087,241
Autodesk, Inc. (a)	4,427	948,706
Box, Inc. - Class A (a)(d)	28,212	819,559
Broadcom, Inc.	3,427	1,611,101
Cadence Design Systems, Inc. (a)	7,127	1,078,957
Cisco Systems, Inc.	37,793	1,716,936
CommVault Systems, Inc. (a)	12,260	746,511
Crowdstrike Holdings, Inc. - Class A (a)	4,380	706,056
Datadog, Inc. - Class A (a)	8,020	645,690
DocuSign, Inc. (a)(d)	12,165	587,569
Dropbox, Inc. - Class A (a)	41,394	900,319
FactSet Research Systems, Inc.	2,267	964,586
Fair Isaac Corp. (a)	2,429	1,163,102
Fortinet, Inc. (a)	27,273	1,558,925
Gartner, Inc. (a)	4,142	1,250,553
HP, Inc.	36,479	1,007,550
International Business Machines Corp.	6,213	859,196
Jack Henry & Associates, Inc.	5,761	1,146,785
Manhattan Associates, Inc. (a)	6,953	845,972
MarketAxess Holdings, Inc.	1,350	329,454
Mastercard, Inc. - Class A	4,592	1,507,003
MaxLinear, Inc. (a)(d)	7,606	234,873
Microchip Technology, Inc.	7,822	482,930
Microsoft Corp.	20,362	4,726,631
Moody's Corp. (d)	2,058	545,102
Motorola Solutions, Inc.	2,732	682,208
MSCI, Inc.	1,650	773,619
NVIDIA Corp.	7,838	1,057,895
Palo Alto Networks, Inc. (a)	8,795	1,509,134
Paychex, Inc.	7,430	879,043
Progress Software Corp.	12,771	651,704
Pure Storage, Inc. - Class A (a)(d)	29,675	915,771
ServiceNow, Inc. (a)	2,985	1,255,909
Synopsys, Inc. (a)	2,785	814,752
Veeva Systems, Inc. - Class A (a)	3,282	551,179
Visa, Inc. - Class A (d)	5,482	1,135,651
VMware, Inc. - Class A	5,503	619,253
		52,426,090
Utilities - 0.4%
NRG Energy, Inc.	16,198	719,191
TOTAL COMMON STOCKS (Cost $141,529,451)		152,687,042

REITs - 3.1%
Real Estate - 3.1%
American Tower Corp.	4,963	1,028,284
Gaming and Leisure Properties, Inc. (d)	12,160	609,459
Iron Mountain, Inc.	19,236	963,147
Lamar Advertising Co. - Class A	8,789	810,609
Simon Property Group, Inc. (d)	6,837	745,096
Sun Communities, Inc.	5,694	767,836
TOTAL REITs (Cost $5,340,502)		4,924,431

MONEY MARKET FUND - 0.9%
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 2.87% (b)	1,471,931	1,471,931
TOTAL MONEY MARKET FUND (Cost $1,471,931)		1,471,931

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 11.4%
Investment Company - 11.4%
Mount Vernon Liquid Asset Portfolio, LLC, 3.24% (b)	18,105,014	18,105,014
TOTAL INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (Cost $18,105,014)		18,105,014

Total Investments (Cost $166,446,898) - 111.3%		177,188,418
Liabilities in Excess of Other Assets - (11.3)%		(18,050,629)
TOTAL NET ASSETS - 100.0%		$159,137,789

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Invesment Trust
(a) Non-income producing security.
(b) Rate disclosed is the seven day annualized yield as of October 31, 2022.
(c) Amount represents investments in a particular sector. No industry within this sector represented more than 25% of the Fund's total assets at the time of investment.
(d) All or a portion of this security was out on loan at October 31, 2022. Total loaned securities had a market value of $17,648,870 as of October 31, 2022.

For Fund compliance purposes, the Fund's sector classifications refers to any one or more of the sector classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management.
This definition does not apply for all purposes of this report, which may combine classifications for reporting ease.

FCF US Quality ETF
Summary of Fair Value Disclosure at October 31, 2022 (Unaudited)

The FASB established a framework for measuring fair value in accordance with GAAP. Under FASB ASC Topic 820, Fair Value Measurement, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.
Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value the Fund's investments as of October 31, 2022:

FCF US Quality ETF
	Level 1	Level 2	Level 3	Total
Common Stocks
Communications	$5,980,990	$-	$-	$5,980,990
Consumer Discretionary	13,401,929	-	-	13,401,929
Consumer Staples	11,552,406	-	-	11,552,406
Energy	15,926,541	-	-	15,926,541
Financials	10,299,791	-	-	10,299,791
Health Care	28,477,526	-	-	28,477,526
Industrials	8,086,141	-	-	8,086,141
Materials	5,816,437	-	-	5,816,437
Technology	52,426,090	-	-	52,426,090
Utilities	719,191	-	-	719,191
Total Common Stocks	152,687,042	-	-	152,687,042
REITs	4,924,431	-	-	4,924,431
Money Market Fund	1,471,931	-	-	1,471,931
Investment Purchased with the Cash Proceeds From Securities Lending	18,105,014	-	-	18,105,014
Total Investments	$177,188,418	$-	$-	$177,188,418

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by sector classifications.
The Fund did not invest in any Level 3 securities during the period.